Income tax (Details 3) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	$ 8,899	$ 7,680
Deferred income tax liabilities	(24,884)	(21,494)
Recovered After More Than 12 Months [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	7,373	7,249
Deferred income tax liabilities	(33,463)	(19,522)
Less Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred income tax assets	1,526	431
Deferred income tax liabilities	$ (320)	$ (9,652)